SHARE CAPITAL - Outstanding Common Shares (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year		$ 31,653	$ 26,267
Issued upon exercise of stock options (in shares)		9,975,000	14,256,000
Purchase of common shares under Normal Course Issuer Bid (In shares)		(30,857,727)
Purchase of common shares under Normal Course Issuer Bid		$ 1,282
Balance – end of year		31,974	$ 31,653	$ 26,267
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year		9,109	4,671	4,541
Issued for the acquisition of AOSP and other assets (note 8)	[1]	0	3,818	0
Issued upon exercise of stock options		332	466	559
Previously recognized liability on stock options exercised for common shares		120	154	117
Purchase of common shares under Normal Course Issuer Bid		(238)	0	0
Balance – end of year		$ 9,323	$ 9,109	$ 4,671
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares)		1,222,769,000	1,110,952,000
Balance – beginning of year		$ 9,109	$ 4,671
Issued for the acquisition of AOSP and other assets (note 7) (in shares)		0	97,561,000
Issued for the acquisition of AOSP and other assets (note 8)		$ 0	$ 3,818
Issued upon exercise of stock options (in shares)		9,975,000	14,256,000
Issued upon exercise of stock options		$ 332	$ 466
Previously recognized liability on stock options exercised for common shares		$ 120	$ 154
Purchase of common shares under Normal Course Issuer Bid (In shares)		(30,858,000)	0
Purchase of common shares under Normal Course Issuer Bid		$ (238)	$ 0
Balance - end of year (in shares)		1,201,886,000	1,222,769,000	1,110,952,000
Balance – end of year		$ 9,323	$ 9,109	$ 4,671

[1]	During 2017, in connection with the acquisition of direct and indirect interests in the Athabasca Oil Sands Project ("AOSP") and other assets, the Company issued non-cash share consideration of $3,818 million. See note 8.